Schedule of investments
Macquarie Limited-Term Diversified Income Fund	March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.72%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	11,222	$ 11,468
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	229,426	223,738
Series 5092 WG 1.00% 4/25/31	3,173,850	2,957,668
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,995	1,891
Series T-54 2A 6.50% 2/25/43 ♦	431	436
Series T-58 2A 6.50% 9/25/43 ♦	180,844	183,421
GNMA
Series 2004-31 ZB 5.00% 4/20/34	644,714	642,485
Series 2012-39 PA 2.00% 3/16/42	944,169	879,808
Series 2015-151 KC 3.50% 4/20/34	302,760	293,591
Total Agency Collateralized Mortgage Obligations (cost $5,561,000)		5,194,506

Agency Commercial Mortgage-Backed Securities — 1.77%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.567% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,304,732
Series 2017-KF33 B 144A 7.017% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	922,969
Series 2017-KF40 B 144A 7.167% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,374,115
Series 2018-K732 B 144A 4.125% 5/25/25 #, •	985,000	981,544
Series 2018-KF49 B 144A 6.367% (SOFR + 2.01%, Floor 1.90%) 6/25/25 #, •	837,687	833,053
Series 2019-KF60 B 144A 6.817% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	1,665,262	1,641,687
Series 2019-KF61 B 144A 6.667% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	764,176	728,670
Series 2019-KF68 B 144A 6.667% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,367,580
Series 2019-KF70 B 144A 6.767% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	790,413
Series 2020-KF74 B 144A 6.617% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,291	848,359
Series 2020-KF75 B 144A 6.717% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	994,974	922,079
Total Agency Commercial Mortgage-Backed Securities (cost $13,023,077)		12,715,201

NQ- 022 [0325] 0525 (4471703)    1

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 6.44%
Fannie Mae S.F. 15 yr 4.50% 9/1/37	49,374	$ 49,020
Fannie Mae S.F. 20 yr
4.00% 12/1/31	304,822	301,452
4.00% 8/1/42	146,718	140,154
4.00% 9/1/42	448,640	428,569
5.50% 8/1/43	601,990	608,676
Fannie Mae S.F. 30 yr
5.50% 5/1/44	1,460,770	1,493,525
5.50% 10/1/52	1,083,758	1,088,119
5.50% 11/1/52	921,804	929,438
5.50% 12/1/52	204,993	205,253
5.50% 3/1/53	1,754,271	1,755,135
6.00% 1/1/42	1,037,312	1,081,534
6.00% 12/1/52	1,281,238	1,307,716
6.00% 8/1/54	2,902,288	2,948,318
Fannie Mae S.F. 30 yr TBA
5.50% 4/1/55	9,051,000	9,038,968
6.00% 4/1/55	7,983,000	8,107,870

Federal Home Loan Mortgage 4.20% 8/28/25	980,000	978,521
Freddie Mac S.F. 15 yr
3.00% 3/1/35	277,770	265,896
3.50% 1/1/29	305,724	301,445

Freddie Mac S.F. 20 yr 3.00% 9/1/40	179,728	165,398
Freddie Mac S.F. 30 yr
5.00% 6/1/53	3,162,290	3,105,957
5.50% 9/1/52	2,222,605	2,240,466
5.50% 11/1/52	900,861	907,336
5.50% 3/1/53	1,633,293	1,650,069
6.00% 1/1/53	916,626	944,217
6.00% 3/1/53	3,034,853	3,086,539
GNMA II S.F. 30 yr
3.00% 1/20/52	489,791	434,056
5.50% 5/20/53	1,462,899	1,471,950
6.00% 5/20/53	1,150,603	1,176,648
Total Agency Mortgage-Backed Securities (cost $46,151,649)		46,212,245

2    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 5.87%
AGL CLO Series 2022-17A AR 144A 5.253% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	$ 1,443,971
Ballyrock CLO Series 2024-27A A1A 144A 6.212% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,147,922
BlueMountain CLO XXX Series 2020-30A AR 144A 5.672% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,000,000	3,000,108
Canyon Capital CLO Series 2019-2A AR2 144A 5.319% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	747,197
Canyon CLO Series 2020-2A AR2 144A 5.326% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,096,590
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 5.635% (TSFR03M + 1.31%) 5/15/31 #, •	250,035	250,136
CBAM Series 2020-13A A 144A 5.985% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	3,005,988
Dryden 77 CLO Series 2020-77A AR 144A 5.704% (TSFR03M + 1.38%, Floor 1.38%) 5/20/34 #, •	2,600,000	2,602,636
Golub Capital Partners CLO 50B-R Series 2020-50A A1R 144A 5.663% (TSFR03M + 1.37%, Floor 1.37%) 4/20/35 #, •	5,000,000	4,998,575
KKR CLO 41 Series 2022-41A A1 144A 5.632% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	4,992,290
Magnetite XL Series 2024-40A A1 144A 5.752% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,509,478
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.309% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,493,201
PPM CLO 3 Series 2019-3A AR 144A 5.654% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,746,261
Sound Point CLO XXV Series 2019-4A A1R 144A 5.58% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	4,999,495
TRESTLES CLO V Series 2021-5A A1 144A 5.725% (TSFR03M + 1.43%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,499,397
Venture 34 CLO Series 2018-34A AR 144A 5.582% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	595,402	595,899
Zais CLO 16 Series 2020-16A A1R2 144A 5.446% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	2,043,778
Total Collateralized Debt Obligations (cost $42,134,812)		42,172,922

NQ- 022 [0325] 0525 (4471703)    3

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds — 31.19%
Banking — 10.25%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	$ 200,975
Banco Continental 144A 2.75% 12/10/25 #	200,000	196,591
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	200,000	198,695
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	292,146
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	202,616
Bank of America
5.162% 1/24/31 μ	1,620,000	1,642,722
5.819% 9/15/29 μ	1,750,000	1,813,893
6.204% 11/10/28 μ	75,000	77,962

Bank of Montreal 7.70% 5/26/84 μ	580,000	590,809
Bank of New York Mellon
4.942% 2/11/31 μ	1,265,000	1,276,510
5.802% 10/25/28 μ	2,064,000	2,132,237
Citibank
5.438% 4/30/26	915,000	924,960
5.488% 12/4/26	825,000	839,054

Citigroup 5.50% 9/13/25	1,900,000	1,906,608
Citizens Financial Group 5.253% 3/5/31 μ	1,520,000	1,528,511
Credicorp 144A 2.75% 6/17/25 #	200,000	199,001
Deutsche Bank
6.72% 1/18/29 μ	724,000	758,044
6.819% 11/20/29 μ	1,170,000	1,241,047
7.146% 7/13/27 μ	925,000	951,079

Fifth Third Bank 4.967% 1/28/28 μ	1,850,000	1,860,971
Goldman Sachs Group
4.25% 10/21/25	3,234,000	3,226,050
5.148% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,707,992
5.168% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,920,073

ICICI Bank 144A 4.00% 3/18/26 #	200,000	198,522
Itau Unibanco Holding 144A 6.00% 2/27/30 #	200,000	204,415
JPMorgan Chase & Co.
4.08% 4/26/26 μ	6,515,000	6,510,039
5.14% 1/24/31 μ	955,000	970,099
5.243% (SOFR + 0.89%) 4/22/27 •	955,000	959,434
5.571% 4/22/28 μ	1,315,000	1,341,427

KeyBank 5.85% 11/15/27	465,000	477,802
Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	203,689
Morgan Stanley
6.138% 10/16/26 μ	10,465,000	10,547,732
6.296% 10/18/28 μ	1,534,000	1,595,556
4    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
6.407% 11/1/29 μ	488,000	$ 515,157

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,405,674
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	191,393
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ	200,000	197,633
PNC Financial Services Group
5.222% 1/29/31 μ	1,740,000	1,770,906
5.30% 1/21/28 μ	1,635,000	1,657,846

Popular 7.25% 3/13/28	675,000	700,395
Shinhan Bank 3.875% 3/24/26 ■	300,000	297,120
State Street 4.993% 3/18/27	1,405,000	1,423,708
Truist Bank 4.632% 9/17/29 μ	2,480,000	2,428,200
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	780,000	777,421
144A 7.00% 2/10/30 #, μ, ψ	755,000	745,435
US Bancorp
4.653% 2/1/29 μ	84,000	84,064
5.046% 2/12/31 μ	1,265,000	1,275,680
5.384% 1/23/30 μ	460,000	469,408
5.727% 10/21/26 μ	107,000	107,636
6.787% 10/26/27 μ	1,330,000	1,374,561
Wells Fargo & Co.
3.908% 4/25/26 μ	3,515,000	3,512,692
5.244% 1/24/31 μ	975,000	991,555
		73,623,745
Basic Industry — 0.57%
Novelis 144A 3.25% 11/15/26 #	2,180,000	2,109,468
Rio Tinto Finance USA 4.50% 3/14/28	1,750,000	1,760,640
Sasol Financing USA 4.375% 9/18/26	200,000	193,790
		4,063,898
Brokerage — 0.04%
Jefferies Financial Group 5.875% 7/21/28	315,000	323,524
		323,524
Capital Goods — 2.11%
Amphenol 2.20% 9/15/31	670,000	575,170
Boeing 2.196% 2/4/26	1,490,000	1,458,102
Lennox International 1.35% 8/1/25	3,925,000	3,877,645
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,930,000	1,893,813
NQ- 022 [0325] 0525 (4471703)    5

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Parker-Hannifin 4.25% 9/15/27	3,875,000	$ 3,867,188
Republic Services 0.875% 11/15/25	2,200,000	2,149,400
RTX 5.75% 11/8/26	1,298,000	1,322,203
		15,143,521
Communications — 2.37%
American Tower 5.20% 2/15/29	920,000	934,903
AT&T 1.70% 3/25/26	2,640,000	2,568,191
ATP Tower Holdings 144A 7.875% 2/3/30 #	200,000	200,735
Charter Communications Operating 6.15% 11/10/26	5,530,000	5,643,853
IHS Holding 144A 6.25% 11/29/28 #	200,000	193,530
Meta Platforms 4.30% 8/15/29	850,000	850,034
Prosus 144A 3.257% 1/19/27 #	200,000	193,727
Sirius XM Radio 144A 5.00% 8/1/27 #	2,090,000	2,043,725
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	202,114
T-Mobile USA 3.75% 4/15/27	4,010,000	3,952,466
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	202,038
		16,985,316
Consumer Cyclical — 1.85%
Alsea 144A 7.75% 12/14/26 #	200,000	201,884
Carnival 144A 7.625% 3/1/26 #	662,000	662,608
Ford Motor Credit
3.375% 11/13/25	4,130,000	4,081,089
5.80% 3/8/29	980,000	970,892
6.798% 11/7/28	525,000	540,184
6.80% 5/12/28	1,350,000	1,387,013

Home Depot 4.875% 6/25/27	535,000	542,627
Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	202,519
Meituan 144A 4.625% 10/2/29 #	200,000	197,856
Prime Security Services Borrower
144A 3.375% 8/31/27 #	1,340,000	1,270,936
144A 5.75% 4/15/26 #	516,000	515,660
VICI Properties
144A 4.625% 12/1/29 #	560,000	543,793
4.75% 4/1/28	580,000	581,559
4.95% 2/15/30	1,600,000	1,587,653
		13,286,273
Consumer Non-Cyclical — 3.24%
AbbVie 4.80% 3/15/29	3,955,000	4,005,913
Biocon Biologics Global 144A 6.67% 10/9/29 #	200,000	188,052
6    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bunge Limited Finance 4.20% 9/17/29	2,400,000	$ 2,359,795
Central American Bottling 144A 5.25% 4/27/29 #	200,000	192,564
Coca-Cola Consolidated 5.25% 6/1/29	2,135,000	2,182,545
Mars 144A 4.80% 3/1/30 #	1,660,000	1,669,901
McCormick & Co. 0.90% 2/15/26	2,975,000	2,884,189
Mondelez International 1.50% 5/4/25	1,210,000	1,206,237
Royalty Pharma 1.20% 9/2/25	7,630,000	7,512,478
Sysco 5.10% 9/23/30	775,000	786,947
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	246,420
		23,235,041
Electric — 1.75%
AEP Texas 5.45% 5/15/29	1,240,000	1,269,614
Avangrid 3.20% 4/15/25	885,000	884,293
Colbun 144A 3.95% 10/11/27 #	200,000	196,323
Duke Energy Carolinas 3.95% 11/15/28	1,785,000	1,759,999
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	2,300,000	2,335,259
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	115,512	114,056
National Rural Utilities Cooperative Finance 4.45% 3/13/26	1,080,000	1,080,498
Pacific Gas & Electric 5.55% 5/15/29	760,000	770,696
PacifiCorp 5.10% 2/15/29	335,000	341,387
Southern 4.85% 6/15/28	3,210,000	3,248,620
Vistra Operations 144A 5.125% 5/13/25 #	574,000	574,587
		12,575,332
Energy — 2.69%
3R Lux 144A 9.75% 2/5/31 #	200,000	208,895
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	200,565
Diamondback Energy 5.20% 4/18/27	640,000	648,013
Enbridge 5.25% 4/5/27	795,000	805,207
Energy Transfer 5.55% 2/15/28	4,440,000	4,546,049
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	2,025,996	1,954,895
Geopark 144A 8.75% 1/31/30 #	200,000	189,376
GNL Quintero 144A 4.634% 7/31/29 #	105,920	104,762
Kinder Morgan 5.10% 8/1/29	1,555,000	1,571,920
Medco Maple Tree 144A 8.96% 4/27/29 #	250,000	258,694
Occidental Petroleum
5.20% 8/1/29	2,355,000	2,355,276
5.875% 9/1/25	4,034,000	4,042,816

NQ- 022 [0325] 0525 (4471703)    7

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Targa Resources Partners 5.00% 1/15/28	2,445,000	$ 2,445,991
		19,332,459
Finance Companies — 1.94%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,100,000	1,033,960
5.10% 1/19/29	3,160,000	3,188,964

Air Lease 2.875% 1/15/26	875,000	862,442
Apollo Debt Solutions 6.70% 7/29/31	1,315,000	1,357,515
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	3,159,818
144A 5.375% 7/15/29 #	1,315,000	1,326,021

Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	956,253
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	870,000	863,063
Blue Owl Credit Income 144A 6.60% 9/15/29 #	1,025,000	1,042,036
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	124,000	125,271
		13,915,343
Insurance — 1.63%
Aon North America 5.125% 3/1/27	1,070,000	1,081,821
Arthur J Gallagher & Co. 4.85% 12/15/29	3,680,000	3,707,147
Met Tower Global Funding 144A 3.70% 6/13/25 #	4,380,000	4,372,944
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,881,433
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	669,709
		11,713,054
Natural Gas — 0.20%
Sempra 3.30% 4/1/25	1,475,000	1,475,000
		1,475,000
Real Estate Investment Trusts — 0.03%
Trust Fibra Uno 144A 4.869% 1/15/30 #	200,000	187,341
		187,341
Technology — 1.97%
Accenture Capital 4.05% 10/4/29	2,615,000	2,578,792
Baidu 1.72% 4/9/26	1,050,000	1,021,720
Broadcom 5.05% 7/12/29	2,915,000	2,956,225
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	198,253
Oracle
5.25% 2/3/32	670,000	678,949
5.80% 11/10/25	2,355,000	2,373,316
8    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
6.15% 11/9/29	755,000	$ 799,496

Roper Technologies 1.00% 9/15/25	3,600,000	3,544,942
		14,151,693
Transportation — 0.52%
ERAC USA Finance 144A 4.60% 5/1/28 #	3,225,000	3,239,352
Latam Airlines Group 144A 7.875% 4/15/30 #	105,000	104,226
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	200,000	205,174
United Airlines 144A 4.375% 4/15/26 #	175,000	172,352
		3,721,104
Utilities — 0.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	204,248
		204,248
Total Corporate Bonds (cost $223,192,176)		223,936,892

Government Agency Obligations — 0.33%
Airport Authority 144A 4.875% 7/15/30 #	200,000	203,775
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	200,000	198,535
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	198,525
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	199,362
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	176,977
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	203,263
Ma'aden Sukuk 144A 5.25% 2/13/30 #	200,000	202,529
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	200,000	205,565
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	196,642
OCP 144A 4.50% 10/22/25 #	200,000	199,231
Petronas Capital 144A 4.95% 1/3/31 #	200,000	200,885
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	199,847
Total Government Agency Obligations (cost $2,396,332)		2,385,136

Non-Agency Asset-Backed Securities — 19.43%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,500,000	1,508,323
NQ- 022 [0325] 0525 (4471703)    9

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	3,685,113	$ 3,709,059
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	996,863

Chase Issuance Trust Series 2024-A1 A 4.62% 1/16/29	6,000,000	6,034,064
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	1,302,638	1,304,111
Crown Castle Towers 144A 3.663% 5/15/25 #	2,050,000	2,045,249
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	312,070	311,901
Series 2023-3 A2 144A 6.40% 3/20/30 #	2,877,202	2,922,825

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	3,500,000	3,511,716
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	5,215,000	5,118,735
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,043,977
Series 2024-B A3 5.10% 4/15/29	6,500,000	6,581,348
Ford Credit Floorplan Master Owner Trust
Series 2020-2 A 1.06% 9/15/27	7,600,000	7,475,893
Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,172,795

GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2B 4.739% (SOFR + 0.39%) 3/16/27 •	1,071,032	1,071,029
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,051,416
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,718,724
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	4,500,000	4,516,341
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,004,989

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.767% (SOFR + 0.42%) 2/16/27 •	1,909,922	1,909,493
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.247% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,014,121
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	4,032,587
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	543,509	544,875
PFS Financing Series 2025-A A 144A 4.999% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,042,171
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,795,341
Series 2025-2 A2 4.71% 6/15/28	2,500,000	2,501,288

10    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

SBA Tower Trust 144A 1.884% 1/15/26 #	3,222,000	$ 3,142,538
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,911,619
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	1,005,683
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,549,567
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,064,824
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,080,830
Series 2025-1 B 4.94% 1/21/31	5,400,000	5,449,180

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	4,000,000	4,038,820
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 4.974% (SOFR + 0.63%) 3/22/27 •	2,597,228	2,600,407
Wheels Fleet Lease Funding 1Series 2024-3A A1 144A 4.80% 9/19/39 #	4,000,000	4,014,293
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	2,643,540	2,657,332
Total Non-Agency Asset-Backed Securities (cost $138,505,014)		139,454,327

Non-Agency Collateralized Mortgage Obligations — 2.34%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, ~	1,625,459	1,648,406
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.836% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,014,003
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.84% (SOFR + 1.50%) 10/25/43 #, •	1,220,955	1,221,918
Series 2025-R02 1M2 144A 5.936% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,616,179
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.19% (SOFR + 1.85%) 11/25/43 #, •	1,573,118	1,588,849
Series 2024-DNA3 M1 144A 5.34% (SOFR + 1.00%) 10/25/44 #, •	1,297,850	1,295,150
Series 2025-DNA1 M2 144A 5.69% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,332,718

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, ~	1,633,887	1,655,849
NQ- 022 [0325] 0525 (4471703)    11

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Radnor Re Series 2024-1 M1A 144A 6.34% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	701,773	$ 702,806
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, ~	3,684,171	3,720,027
Total Non-Agency Collateralized Mortgage Obligations (cost $16,737,122)		16,795,905

Sovereign Bonds — 0.07%
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	187,550
		187,550
Poland — 0.02%
Republic of Poland Government International Bond 4.875% 2/12/30	150,000	151,530
		151,530
Serbia — 0.02%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	165,204
		165,204
Total Sovereign Bonds (cost $498,152)		504,284

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	199,422
Total Supranational Banks (cost $200,000)		199,422

US Treasury Obligations — 30.44%
US Treasury Notes
1.125% 2/15/31	2,385,000	2,030,557
3.75% 12/31/28	3,215,000	3,196,601
3.875% 3/15/28	29,810,000	29,806,507
3.875% 12/31/29	1,700,000	1,694,754
4.125% 2/28/27	16,805,000	16,869,988
4.125% 3/31/29	7,270,000	7,324,383
4.25% 2/15/28	156,020,000	157,574,100
Total US Treasury Obligations (cost $216,948,789)		218,496,890
12    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 2.76%
Money Market Mutual Funds — 2.76%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	4,953,150	$ 4,953,150
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	4,953,150	4,953,150
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	4,953,150	4,953,150
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	4,953,150	4,953,150
Total Short-Term Investments (cost $19,812,600)		19,812,600
Total Value of Securities—101.39% (cost $725,160,723)		727,880,330

Liabilities Net of Receivables and Other Assets—(1.39%)★		(9,991,943)
Net Assets Applicable to 90,882,769 Shares Outstanding—100.00%		$717,888,387
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2025.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $185,775,378, which represents 25.88% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
NQ- 022 [0325] 0525 (4471703)    13

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $1,812,540 cash collateral held at broker for futures contracts as of March 31, 2025.
The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,066	US Treasury 2 yr Notes	$220,845,218	$219,781,745	6/30/25	$1,063,473	$—	$(8,328)
(1,089)	US Treasury 5 yr Notes	(117,782,156)	(116,443,851)	6/30/25	—	(1,338,305)	34,031
(26)	US Treasury 10 yr Ultra Notes	(2,967,250)	(2,932,247)	6/18/25	—	(35,003)	(2,438)
(21)	US Treasury Long Bonds	(2,462,906)	(2,460,227)	6/18/25	—	(2,679)	(3,937)
Total Futures Contracts			$97,945,420		$1,063,473	$(1,375,987)	$19,328
14    NQ- 022 [0325] 0525 (4471703)

(Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
CDX.NA.HY.43.V1[3] 12/20/29-Quarterly	5,400,000	5.000%	$297,253	$330,160	$(32,907)	$5,201
			297,253	330,160	(32,907)	5,201
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
NQ- 022 [0325] 0525 (4471703)    15

Schedule of investments
Macquarie Limited-Term Diversified Income Fund   (Unaudited)
[3]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
16    NQ- 022 [0325] 0525 (4471703)